Offerings	Mar. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 2,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345,250.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 917,280,145.45
Carry Forward Form Type	N-2
Carry Forward File Number	333-289043
Carry Forward Initial Effective Date	Jul. 29, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 135,390.55
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, this Registration Statement carries forward $917,280,145.45 of shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-289043), and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”).

Amount represents $135,390.55 previously paid to register $917,280,145.45 of Unsold Shares, plus $345,250.00 to register the additional $2,500,000,000 of shares of beneficial interest registered hereby. Effective October 1, 2025, the filing fee rate was $138.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.